UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               April 28, 2010
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           27
Form 13F Information Table Value Total:       424866
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Arthur J. Gallagher	COM	363576109	15374	626245	SOLE
Beckman Coulter		COM	75811109	18683	297506	SOLE
Brinks 			COM	109696104	20778	736030	SOLE
Choice Hotels		COM	169905106	6248	179500	SOLE
Church & Dwight		COM	171340102	14584	217840	SOLE
Cintas			COM	172908105	22723	808930	SOLE
Coinstar		COM	19259p300	20362	626530	SOLE
Compass Minerals 	COM	20451n101	22615	281883	SOLE
Covance			COM	222816100	12006	195572	SOLE
Equifax 		COM	294429105	22762	635823	SOLE
Hillenbrand		COM	431571108	15123	687739	SOLE
ITT Educational Svcs	COM	45068B109	12844	114185	SOLE
Intl Flav & Fragrances	COM	459506101	23483	492609	SOLE
Intl Game Technology	COM	459902102	19226	1042040	SOLE
Jack Henry		COM	426281101	15556	646541	SOLE
Lender Process Svcs	COM	5.26E+106	19296	511165	SOLE
Liberty Starz Group	COM	53071m708	16989	310705	SOLE
McCormick		COM	579780206	22151	577448	SOLE
Mobile Mini		COM	60740f105	19037	1228973	SOLE
Newell Rubbermaid	COM	651229106	15203	1000225	SOLE
Perrigo			COM	714290103	12916	219965	SOLE
Prospect Capital	COM	74348t102	237	19475	SOLE
SEIC			COM	784117103	15731	716025	SOLE
Sigma-Aldrich		COM	826552101	6163	114850	SOLE
Total System Services	COM	891906109	17106	1092338	SOLE
Towers Watson		COM	891894107	11205	235899	SOLE
Waters			COM	941848103	6465	95725	SOLE